INVESTMENTS - Current and Noncurrent Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
TOTAL	$ 16,070	$ 48,408
TOTAL	1,833	1,513
Investment in associates	1,426	1,337
Payment for interests in associates	0	500	$ 1,389
Vistra ITCL and Pentathlon Ventures LLP
Disclosure of financial assets [line items]
Investment in associates	2,000	2,000
Payment for interests in associates	1,833	1,513
Mutual funds
Disclosure of financial assets [line items]
Current, measured at fair value through profit and loss	13,570	47,009
Commercial Papers
Disclosure of financial assets [line items]
Current, measured at fair value through other comprehensive income	2,500	0
Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of financial assets [line items]
Current, measured at fair value through other comprehensive income	0	1,399
Contribution to funds
Disclosure of financial assets [line items]
Non-current, measured at amortised cost	$ 1,833	$ 1,513